UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Scott Ostrowski, President
Manager Directed Portfolios
c/o U.S. Bank Global Fund Services
811 East Wisconsin Avenue, 8th Floor
Milwaukee, WI 53202=
(Name and address of agent for service)

(414) 287-3101
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2022

Date of reporting period:  April 30, 2022

Item 1. Reports to Stockholders.

(a)

Hardman Johnston
International Growth Fund

Retail Shares  HJIRX
Institutional Shares  HJIGX

Semi-Annual Report
April 30, 2022

Hardman Johnston International Growth Fund

Table of Contents

Sector Allocation	3
Schedule of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	10
Notes to the Financial Statements	12
Expense Example	23
Notice to Shareholders	25
Statement Regarding Liquidity Risk Management Program	26
Approval of Investment Advisory Agreement	27
Notice of Privacy Policy & Practices	31

Hardman Johnston International Growth Fund

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at April 30, 2022 (Unaudited)

COUNTRY ALLOCATION OF PORTFOLIO ASSETS
at April 30, 2022 (Unaudited)

United Kingdom	14.6%
Japan	11.9%
Netherlands	11.8%
China	9.0%
France	7.2%
India	6.0%
Germany	5.8%
Denmark	5.4%
Taiwan	5.4%
Italy	5.1%
Hong Kong	5.0%
Ireland	2.3%
Norway	2.2%
Spain	1.3%
Short-Term Investments and Other	7.0%

Percentages represent market value as a percentage of net assets.

Hardman Johnston International Growth Fund

SCHEDULE OF INVESTMENTS
at April 30, 2022 (Unaudited)

	Number of
COMMON STOCKS – 93.4%	Shares	Value

Communication Services – 2.9%
Deutsche Telekom AG	45,160	$831,902
Sea Ltd. – ADR (a)	6,886	569,885
		1,401,787

Consumer Discretionary – 16.3%
Aptiv Plc – ADR (a)	19,085	2,030,644
Kering SA	1,895	1,008,280
Meituan (a)	44,900	962,046
Melco Resorts & Entertainment Ltd. – ADR (a)	166,620	953,066
Prosus NV	18,750	904,289
Puma SE	26,148	1,923,938
		7,782,263

Financials – 11.0%
AIA Group Ltd.	244,160	2,398,569
ICICI Bank Ltd. – ADR	149,910	2,854,286
		5,252,855

Health Care – 20.6%
Alkermes Plc – ADR (a)	39,020	1,125,727
AstraZeneca Plc	27,310	3,644,281
Genmab A/S (a)	7,390	2,598,632
Grifols SA	37,650	630,592
Wuxi Biologics Cayman, Inc. (a)	247,170	1,824,317
		9,823,549

Industrials – 21.8%
Airbus SE	21,985	2,406,745
Daifuku Co Ltd.	25,725	1,581,796
Nidec Corp.	23,760	1,536,063
Prysmian SpA	74,165	2,412,215
Safran SA	22,665	2,434,192
		10,371,011

The accompanying notes are an integral part of these financial statements.

Hardman Johnston International Growth Fund

SCHEDULE OF INVESTMENTS (Continued)
at April 30, 2022 (Unaudited)

	Number of
COMMON STOCKS – 93.4% (Continued)	Shares	Value

Information Technology – 20.4%
ASML Holding NV	4,050	$2,298,536
Atlassian Corp Plc – ADR (a)	5,694	1,280,182
Keyence Corp.	5,240	2,106,502
Murata Manufacturing Co Ltd.	7,380	439,903
Nordic Semiconductor ASA (a)	52,407	1,041,916
Taiwan Semiconductor Manufacturing Co Ltd.	142,000	2,567,738
		9,734,777
TOTAL COMMON STOCKS
(Cost $52,834,692)		44,366,242

SHORT-TERM INVESTMENTS – 7.4%

MONEY MARKET FUNDS – 7.4%
First American Government
Obligations Fund – Class X, 0.22% (b)	3,538,708	3,538,708
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,008,936)		3,538,708
TOTAL INVESTMENTS
(Cost $56,373,400) – 99.5%		47,904,950
Other Assets in Excess of Liabilities – (0.4)%		(193,028)
TOTAL NET ASSETS – 100.00%		$47,711,922

Percentages are stated as a percent of net assets.
ADR – American Depositary Receipt
PLC – Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the fund’s 7-day yield as of April 30, 2022.

The Global Industry Classification Standard (GICS¨) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

Hardman Johnston International Growth Fund

STATEMENT OF ASSETS AND LIABILITIES
at April 30, 2022 (Unaudited)

Assets:
Investments, at value (cost of $56,373,400)	$47,904,947
Cash	23,591
Receivables:
Securities sold	426,060
Fund shares sold	36,960
Dividends and interest	57,956
Prepaid expenses	28,051
Total assets	48,477,565

Liabilities:
Payables:
Securities purchased	679,773
Administration and fund accounting fees	30,820
Advisory Fees	9,601
Custody Fees	7,670
Reports to shareholders	11,160
Transfer agent fees and expenses	15,909
Other accrued expenses	10,710
Total liabilities	765,643

Net assets	$47,711,922

Net assets consist of:
Paid in capital	$59,060,103
Total accumulated earnings	(11,348,181)
Net assets	$47,711,922

Institutional Shares:
Net assets applicable to outstanding Institutional Shares	$47,121,315
Shares issued (Unlimited number of beneficial
interest authorized, $0.01 par value)	4,561,412
Net asset value, offering price and redemption price per share	$10.33

Retail Shares:
Net assets applicable to outstanding Retail Shares	$590,607
Shares issued (Unlimited number of beneficial
interest authorized, $0.01 par value)	54,077
Net asset value, offering price and redemption price per share	$10.92

The accompanying notes are an integral part of these financial statements.

Hardman Johnston International Growth Fund

STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2022 (Unaudited)

Investment income:
Dividends (net of foreign taxes withheld of $31,306)	$198,870
Interest	1,468
Total investment income	200,338

Expenses:
Investment advisory fees (Note 4)	290,345
Administration and fund accounting fees (Note 4)	61,387
Distribution fees (Note 5)
Distribution fees – Retail Shares	845
Transfer agent fees and expenses	31,423
Federal and state registration fees	31,620
Audit fees	9,421
Compliance expense	7,874
Legal fees	16,498
Reports to shareholders	4,080
Trustees’ fees and expenses	7,735
Custody fees	17,610
Other	5,647
Total expenses before reimbursement from advisor	484,485
Expense reimbursement from advisor (Note 4)	(193,295)
Net expenses	291,190
Net investment loss	(90,852)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments	(2,111,930)
Foreign currency related transactions	(228)
Net change in unrealized gain (loss) on:
Investments	(14,128,300)
Foreign currency related transactions	(2,800,914)
Net realized and unrealized loss on investments	(19,041,372)
Net decrease in net assets resulting from operations	$(19,132,224)

The accompanying notes are an integral part of these financial statements.

Hardman Johnston International Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2022	Year Ended
	(Unaudited)	October 31, 2021
Operations:
Net investment loss	$(90,852)	$(221,838)
Net realized gain (loss) on investments	(2,112,158)	855,629
Net change in unrealized gain (loss) on investments	(16,929,214)	6,711,013
Net increase (decrease) in net assets
resulting from operations	(19,132,224)	7,344,804

Distributions to Shareholders From:
Net investment income
Investor class shares	(7,565)	—
Institutional shares	(678,739)	—
Total distributions	(686,304)	—

Capital Share Transactions:
Proceeds from shares sold
Retail shares	86,041	483,884
Institutional shares	7,239,972	42,464,294
Proceeds from shares issued to holders
in reinvestment of dividends
Retail shares	7,445	—
Institutional shares	653,292	—
Cost of shares redeemed
Retail Shares	(33,455)	(186,889)
Institutional shares	(6,162,812)	(2,022,130)
Net increase in net assets
from capital share transactions	1,790,483	40,739,159

Total increase (decrease) in net assets	(18,028,045)	48,083,963

Net Assets:
Beginning of period	65,739,967	17,656,004
End of period	$47,711,922	$65,739,967

The accompanying notes are an integral part of these financial statements.

Hardman Johnston International Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	April 30, 2022	Year Ended
	(Unaudited)	October 31, 2021
Changes in Shares Outstanding:
Shares sold
Retail shares	6,516	23,926
Institutional shares	577,125	1,792,699
Proceeds from shares issued to holders
in reinvestment of dividends
Retail shares	524	—
Institutional shares	48,644	8,536
Shares redeemed
Retail shares	(2,467)	(239,065)
Institutional shares	(533,734)	(932,959)
Net increase in shares outstanding	96,608	653,137

The accompanying notes are an integral part of these financial statements.

Hardman Johnston International Growth Fund

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

Institutional Shares

	Six Months		Year	Year	Year		February 14,
	Ended		Ended	Ended	Ended		2018* through
	April 30, 2022		October 31,	October 31,	October 31,		October 31,
	(Unaudited)		2021	2020	2019		2018
Net Asset Value –
Beginning of Period	$14.54		$11.11	$10.23	$9.15		$10.00
Net investment
income/(loss)[1]	(0.04)		(0.07)	(0.05)[2]	0.09	[2]	—	[2]
Net realized and unrealized
gain (loss) on investments	(4.17)		3.50	1.48	0.99		(0.85)
Total from
investment operations	(4.21)		3.43	1.43	1.08		(0.85)

Less Distributions:
Dividends from net
investment income	—		—	(0.55)	—		—
Total distributions	—		—	(0.55)	—		—

Net Asset Value –
End of Period	$10.33		$14.54	$11.11	$10.23		$9.15

Total Return	(29.85	)%^	30.87%	14.68%	11.80	%^	(8.50	)%^

Ratios and Supplemental Data:
Net assets, end of
period (thousands)	$47,121		$64,979	$17,329	$7,069		$9,580
Ratio of operating expenses
to average net assets:
Before reimbursements	1.67	%+	1.88%	6.48%	4.57	%+	11.31	%+
After reimbursements	1.00	%+	1.00%	1.00%	1.00	%+	1.00	%+
Ratio of net investment income
to average net assets:
Before reimbursements	(0.98	)%+	(1.36)%	(5.94)%	(2.63	)%+	(10.25	)%+
After reimbursements	(0.31	)%+	(0.48)%	(0.46)%	0.94	%+	0.06	%+
Portfolio turnover rate[3]	14	%^	46%	224%	81	%^	53	%^

*	Commencement of operations for Institutional Shares was February 14, 2018.
+	Annualized
^	Not Annualized
[1]	The net investment income per share was calculated using the average shares outstanding method.
[2]	Amount is less than $0.01 per share.
[3]	Portfolio turnover was calculated on the basis of the Fund as a whole. The rate presented represents portfolio turnover for the entire fiscal year.

The accompanying notes are an integral part of these financial statements.

Hardman Johnston International Growth Fund

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

Retail Shares

	Six Months		Year	Year		Year		September 17,
	Ended		Ended	Ended		Ended		2018* through
	April 30, 2022		October 31,	October 31,		October 31,		October 31,
	(Unaudited)		2021	2020		2019		2018
Net Asset Value –
Beginning of Period	$15.38		$11.79	$10.20		$9.15		$10.32
Net investment
income/(loss)[1]	(0.04)		(0.11)	(0.08)		0.07		(0.01)
Net realized and unrealized
gain (loss) on investments	(4.42)		3.70	1.67		0.98		(1.16)
Total from
investment operations	(4.46)		3.59	1.59		1.05		(1.17)

Net Asset Value –
End of Period	$10.92		$15.38	$11.79		$10.20		$9.15

Total Return	(29.00	)%^	30.45%	15.59	%^	11.48	%^	(11.34	)%^

Ratios and Supplemental Data:
Net assets, end of
period (thousands)	$591		$761	$327		$2,479		$2,390
Ratio of operating expenses
to average net assets:
Before reimbursements	1.92	%+	2.18%	7.30	%+	4.88	%+	4.43	%+
After reimbursements	1.25	%+	1.25%	1.25	%+	1.25	%+	1.25	%+
Ratio of net investment income
to average net assets:
Before reimbursements	(1.22	)%+	(1.68)%	(6.84	)%+	(2.87	)%+	(3.99	)%+
After reimbursements	(0.55	)%+	(0.75)%	(0.79	)%+	0.76	%+	(0.81	)%+
Portfolio turnover rate[2]	14	%^	46%	224	%^	81	%^	53	%^

*	Commencement of operations for Retail Shares was September 17, 2018.
+	Annualized
^	Not Annualized
[1]	The net investment income/(loss) per share was calculated using the average shares outstanding method.
[2]	Portfolio turnover was calculated on the basis of the Fund as a whole. The rate presented represents portfolio turnover for the entire fiscal year.

The accompanying notes are an integral part of these financial statements.

Hardman Johnston International Growth Fund

NOTES TO FINANCIAL STATEMENTS
at April 30, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

The Hardman Johnston International Growth Fund (the "Fund") is a series of Manager Directed Portfolios (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and was organized as a Delaware statutory trust on April 4, 2006. The Fund is an open-end investment management company and is a non-diversified series of the Trust. The Fund’s Institutional Shares commenced operations on February 14, 2018.  The Fund’s Retail Shares commenced operations on September 17, 2018.  Each class of shares differs principally in its respective distribution expenses.  Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.  Dakota Investments LLC (the "Advisor") serves as the investment advisor to the Fund. Hardman Johnston Global Advisors LLC (the "Sub-Advisor") serves as the sub-advisor to the Fund. Redwood Investments, LLC ("Redwood") served as the International Growth Fund’s sub-advisor from the Fund’s inception to December 31, 2019. Effective January 1, 2020, Hardman Johnston replaced Redwood as the International Growth Fund’s sub-advisor. As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The investment objective of the Fund is to seek long term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with U.S. generally accepted accounting principles ("GAAP").

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken or expected to be taken on a tax return.  The tax returns for the Fund for the prior three fiscal years are open for examination.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware.

C.
Securities Transactions, Income and Distributions:  Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an

Hardman Johnston International Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at April 30, 2022 (Unaudited)

accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Discounts and premiums on fixed income securities are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund distributes substantially all of its net investment income, if any, and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which differ from GAAP.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the "Board").  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

D.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

E.	Redemption Fees: The Fund does not charge redemption fees to shareholders.

F.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

G.
Foreign Currency: Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation.  Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions.  The Fund does not isolate the portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from fluctuations resulting from changes in the market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain/loss on investments.  Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards, and other factors.

Hardman Johnston International Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at April 30, 2022 (Unaudited)

H.
Events Subsequent to the Fiscal Year End:  In preparing the financial statements as of April 30, 2022, and through the date the financial statements were available to be issued, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and had concluded that no additional disclosures are necessary.

I.
Recent Accounting Pronouncements and Rule Issuances: In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies ("Rule 18f-4").  Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.  Funds will be required to comply with Rule 18f-4 by August 19, 2022.  It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives.  Management is currently evaluating the potential impact of Rule 18f-4 on the Fund.  When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Fund’s use of derivatives.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices ("Rule 2a-5").  Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act.  Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions.  Rule 2a-5 also defines when market quotations are "readily available" for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security.  In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments.  The Funds will be required to comply with the rules by September 8, 2022.  Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Hardman Johnston International Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at April 30, 2022 (Unaudited)

Level 1 –	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 –
Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities: Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP").  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its net asset value ("NAV") because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by an event (a "Significant Event") occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector, or even occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions.

Hardman Johnston International Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at April 30, 2022 (Unaudited)

Registered Investment Companies: Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities: Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service.  Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.  In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board.  Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which, as of April 30, 2022, was comprised of officers of the Trust.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume, news events and significant events such as those described previously.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The Fund uses ICE Data Services ("ICE") as a third-party fair valuation vendor. ICE provides a fair value for foreign securities in the Fund based on certain factors and methodologies applied by ICE in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Valuation Committee.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price a foreign security may result in a value that is different from the foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally classified in Level 2 of the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

Hardman Johnston International Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at April 30, 2022 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2022:

Common Stocks	Level 1	Level 2	Level 3	Total
Communication Services	$831,902	$569,885	$—	$1,401,787
Consumer Discretionary	2,983,710	4,798,553	—	7,782,263
Financials	2,854,286	2,398,569	—	5,252,855
Health Care	1,125,727	8,697,822	—	9,823,549
Industrials	—	10,371,011	—	10,371,011
Information Technology	1,280,182	8,454,595	—	9,734,777
Total Common Stocks	9,075,807	35,290,435	—	44,366,242
Short-Term Investments	3,538,708	—	—	3,538,708
Total Investments in Securities	$12,614,515	$35,290,435	$—	$47,904,950

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended April 30, 2022, the Advisor provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 1.00% of the average daily net assets of the Fund.  For the six months ended April 30, 2022, the Fund incurred $290,345 in advisory fees.  The Advisor has hired Hardman Johnston Global Advisors LLC as a sub-advisor to the Fund.  The Advisor pays the Sub-Advisor fee for the Fund from its own assets and these fees are not an additional expense of the Fund.

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to waive its management fees and/or absorb expenses of the Fund to ensure that the total annual operating expenses [excluding Acquired Fund Fees and Expenses, taxes, brokerage commissions, interest and extraordinary expenses (collectively, "Excludable Expenses")] do not exceed the following amounts of the average daily net assets for each class of shares:

Hardman Johnston International Growth Fund
Institutional Shares	1.00%
Retail Shares	1.25%

For the six months ended April 30, 2022, the Advisor reduced its fees and absorbed Fund expenses in the amount of $193,295 for the Fund. The waivers and reimbursements will remain in effect through February 28, 2023 unless terminated sooner by, or with the consent of, the Board.

Hardman Johnston International Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at April 30, 2022 (Unaudited)

The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month in the three-year period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

10/31/2022	10/31/2023	10/31/2024	4/30/2025	Total
$346,262	$332,022	$406,289	$193,295	$1,277,868

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC ("Fund Services" or the "Administrator") acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  Fund Services also serves as the fund accountant and transfer agent to the Fund.  Vigilant Compliance, LLC serves as the Chief Compliance Officer to the Fund.  U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian.  For the six months ended April 30, 2022, the Fund incurred the following expenses for administration, fund accounting, transfer agency and custody fees:

Administration & fund accounting	$61,387
Custody	$17,610
Transfer agency(a)	$31,423

(a) Does not include out-of-pocket expenses.

At April 30, 2022, the Fund had payables due to Fund Services for administration, fund accounting and transfer agency fees and to U.S. Bank N.A. for custody fees in the following amounts:

Administration & fund accounting	$30,820
Custody	$7,670
Transfer agency(a)	$15,909

(a) Does not include out-of-pocket expenses.

Vigilant Distributors, LLC (the "Distributor") acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers of the Fund are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.

Hardman Johnston International Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at April 30, 2022 (Unaudited)

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan").  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Retail Shares.  The expenses covered by the Plan may include costs in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended April 30, 2022, the Hardman Johnston International Growth Fund incurred distribution expenses on its Retail Shares of $845.

NOTE 6 – SECURITIES TRANSACTIONS

For the six months ended April 30, 2022, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
International Growth Fund	$9,724,168	$7,743,631

There were no purchases or sales of long-term U.S. Government securities.

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of October 31, 2021, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$57,384,994
Gross unrealized appreciation	11,667,886
Gross unrealized depreciation	(3,636,339)
Net unrealized appreciation	8,031,547
Undistributed ordinary income	—
Undistributed long-term capital gain	686,288
Total distributable earnings	686,288
Other accumulated gains/(losses)	(247,497)
Total accumulated earnings/(losses)	$8,470,338

(a)	The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales, and the mark-to-market of passive foreign investment companies.

Hardman Johnston International Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at April 30, 2022 (Unaudited)

As of October 31, 2021, the Fund had no long-term or short-term tax basis loss carryforwards.

At October 31, 2021, the Fund deferred, on a tax basis, post-October losses of:

Capital	Ordinary Late Year Loss
$ —	$246,554

The tax character of distributions paid during the year ended October 31, 2021 and the year ended October 31, 2020 was as follows:

	Year Ended	Year Ended
	October 31, 2021	October 31, 2020
Ordinary income	$—	$84,081
Long-term capital gains	—	—
	$—	$84,081

NOTE 8 – PRINCIPAL RISKS

Below are summaries of some, but not all, of the principal risks of investing in the Fund, each of which could adversely affect the Fund’s NAV, market price, yield, and total return. Further information about investment risks is available in the Fund’s prospectus and Statement of Additional Information.

Equity Market Risk: Equity securities are susceptible to general stock market fluctuations due to economic, market, political and issuer-specific considerations and to potential volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Foreign Securities and Currency Risk: Foreign securities are subject to risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Those risks are increased for investments in emerging markets. Securities that are denominated in foreign currencies are subject to further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks.  Income earned on foreign securities may be subject to foreign withholding taxes.

Management Risk: The ability of the Fund to meet its investment objective is directly related to the Advisor’s and Sub-Advisor’s management of the Fund. The value of your investment in the Fund may vary with the effectiveness of the Advisor’s research, analysis and asset allocation among portfolio securities. If the investment strategies do not produce the expected results, the value of your investment could be diminished or even lost entirely.

General Market Risk; Recent Market Events:  The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for the Fund’s portfolio

Hardman Johnston International Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at April 30, 2022 (Unaudited)

may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of the Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including the impact of the coronavirus (COVID-19) global pandemic, which has resulted in a public health crisis, business interruptions, growth concerns in the U.S. and overseas, layoffs, rising unemployment claims, changed travel and social behaviors and reduced consumer spending. The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time.

New Fund Risk: There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund. Liquidation of the Fund can be initiated without shareholder approval by the Board if it determines that liquidation is in the best interest of shareholders. As a result, the timing of the Fund’s liquidation may not be favorable.

Emerging and Frontier Markets Risk: Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.  Frontier market countries generally have smaller economies and even less developed capital markets than emerging markets.  As a result, the risks of investing in emerging markets are magnified in frontier markets, and include potential for extreme price volatility and illiquidity; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures; and relatively new and unsettled securities laws.

Large Capitalization Risk:  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Medium and Small Capitalization Risk: Investing in medium and small capitalization companies may involve special risks because those companies may have narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. Securities of medium and smaller capitalization issuers may be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies.

Hardman Johnston International Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at April 30, 2022 (Unaudited)

NOTE 9 – GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 10 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2022, TD Ameritrade Inc. held 21% of the outstanding shares of the Fund, Charles Schwab & Co. Inc. held 57% of the outstanding shares of the Fund and National Financial Services held 15% of the outstanding shares of the Fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record by TD Ameritrade Inc., Charles Schwab & Co. Inc. or National Financial Services are also beneficially owned.

Hardman Johnston International Growth Fund

EXPENSE EXAMPLE
April 30, 2022 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) and redemption fees, if applicable; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from November 1, 2021, to April 30, 2022 for the Institutional and Retail Shares.

Actual Expenses

The information in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Hardman Johnston International Growth Fund

EXPENSE EXAMPLE (Continued)
April 30, 2022 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	11/1/21	4/30/22	11/1/21 – 4/30/22
Actual
Institutional Shares	$1,000.00	$ 718.40	$4.26
Retail Shares	$1,000.00	$ 717.50	$5.32

Hypothetical (5% return
before expenses)
Institutional Shares	$1,000.00	$1,019.84	$5.01
Retail Shares	$1,000.00	$1,018.60	$6.26

(1)
Expenses are equal to the Institutional and Retail Shares’ annualized expense ratio of 1.00% and 1.25%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the period).

Hardman Johnston International Growth Fund

NOTICE TO SHAREHOLDERS
at April 30, 2022 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-833-627-6668 or on the U.S. Securities and Exchange Commission’s ("SEC") website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the most recent 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available no later than August 31 without charge, upon request, by 1-833-627-6668. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT.  The Fund’s Part F of Form N-PORT is available on the SEC’s website at http://www.sec.gov.  Information included in the Fund’s Part F of Form N-PORT is also available, upon request, by calling 1-833-627-6668.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-833-627-6668 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Hardman Johnston International Growth Fund

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended, the Fund, a series of Manager Directed Portfolios (the "Trust"), has adopted and implemented a liquidity risk management program tailored specifically to the Fund (the "Program"). The Program seeks to promote effective liquidity risk management for the Fund and to protect Fund shareholders from dilution of their interests. The Board has designated the Fund’s investment adviser to serve as the administrator of the Program (the "Program Administrator"). Personnel of the Fund’s investment adviser conduct the day-to-day operation of the Program pursuant to policies and procedures administered by the Program Administrator. The Program Administrator is required to provide a written annual report to the Board and the chief compliance officer of the Trust regarding the adequacy and effectiveness of the Program, including the operation of the Fund’s highly liquid investment minimum, and any material changes to the Program.

Under the Program, the Program Administrator manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. The Program Administrator’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

On November 8, 2021, the Board reviewed the Program Administrator’s assessment of the operation and effectiveness of the Program for the period June 1, 2021 through June 30, 2022 (the "Report") and a memorandum regarding the Report prepared by the Trust’s chief compliance officer. The Report noted that there were no breaches of the Fund’s restriction on holding illiquid investments exceeding 15% of its net assets during the review period. The Report confirmed that the Fund’s investment strategy was appropriate for an open-end management investment company. The Report also indicated that no material changes had been made to the Program during the review period.

The Program Administrator determined that the Fund is reasonably likely to be able to meet redemption requests without adversely affecting non-redeeming Fund shareholders through significant dilution. The Program Administrator concluded that the during the review period, the Program was adequately designed and effectively operating to monitor the liquidity risk to the Fund, taking into account the size of the Fund, the type of business conducted, and other relevant factors.

Hardman Johnston International Growth Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
INVESTMENT SUB-ADVISORY AGREEMENT
(Unaudited)

The Board of Trustees (the "Board") of Manager Directed Portfolios (the "Trust") met on November 8, 2021 to consider the renewal of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust, on behalf of the Hardman Johnston International Growth Fund (the "Fund"), a series of the Trust, and the Fund’s investment adviser, Dakota Investments, LLC ("Dakota"), and the investment sub-advisory agreement (as amended and restated to reflect Dakota’s recent name change) (the "Sub-Advisory Agreement") between Dakota and Hardman Johnston Global Advisors LLC ("Hardman Johnston"). In approving the Advisory Agreement and the Sub-Advisory Agreement, the Board relied on an SEC order issued on June 19, 2020 that conditionally exempts registered investment companies from in-person voting requirements due to the COVID-19 pandemic.

At this meeting, and at a prior meeting held on October 12, 2021, the Trustees, all of whom are not "interested persons," as that term is defined in the Investment Company Act of 1940, as amended (the "Independent Trustees"), requested and received materials to assist them in considering the approval of the Advisory Agreement and the Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement and Sub-Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing the Board’s fiduciary obligations and the factors the Board should consider in the renewal of the Advisory Agreement and the Sub-Advisory Agreement, comparative information relating to the performance of the Fund against the Fund’s peer group and benchmark index, due diligence materials provided by Dakota and Hardman Johnston, including Dakota’s and Hardman Johnston’s Form ADV, information regarding Dakota’s and Hardman Johnston’s compliance programs, personnel and financial condition, profitability information, and other pertinent information. The Board also reviewed the advisory fee payable by the Fund under the Advisory Agreement, the sub-advisory fee payable by Dakota to Hardman Johnston under the Sub-Advisory Agreement, the expense cap agreement between the Trust, on behalf of the Fund, and Dakota, and comparative fee and expense information provided by Morningstar. The Trustees also met in executive session with legal counsel to review their duties in considering the Advisory Agreement and the Sub-Advisory Agreement and the information provided. The Board noted that they had met with the President of Dakota as part of the November 8, 2021 meeting to discuss the Fund’s performance and growth, the performance of Hardman Johnston as sub-adviser, as well as business, compliance, financial and personnel matters. The Board also took into account information routinely provided at quarterly meetings throughout the year regarding the quality of services provided by Dakota and Hardman Johnston, the performance of the Fund, brokerage and trading, Fund expenses, asset flows, compliance issues and related matters.

Based on their evaluation of the information provided as part of the October and November meetings, as well as information provided by Dakota and Hardman Johnston

Hardman Johnston International Growth Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
INVESTMENT SUB-ADVISORY AGREEMENT (Continued)
(Unaudited)

over the course of the year, the Trustees approved the continuation of the Advisory Agreement and the Sub-Advisory Agreement for an additional one-year term. Below is a summary of the material factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the Advisory Agreement.

1. NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND

The Trustees considered the nature, extent and quality of services provided by Dakota and Hardman Johnston to the Fund. The Board considered the services provided by Dakota, including sub-adviser evaluation and oversight, compliance services, shareholder servicing and Fund marketing. The Trustees noted that Dakota shares ownership with Dakota Funds Group, a marketing firm, and has entered into a services agreement with Dakota Funds Group for the marketing of the Fund. The Trustees considered that Dakota and Hardman Johnston, and their respective personnel, were responsible for the day-to-day management of the Fund, noting the qualifications, experience, and responsibilities of Cassandra A. Hardman, the Fund’s portfolio manager, and other key personnel at Dakota and Hardman Johnston involved in the day-to-day activities of the Fund. The Trustees also noted any services that extended beyond portfolio management, including Hardman Johnston’s brokerage practices. The Trustees also noted the considerable growth of the Fund since inception, due in part to the Adviser’s marketing efforts. The Trustees discussed Dakota’s and Hardman Johnston’s compliance program, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of Dakota’s and Hardman Johnston’s compliance programs. The Trustees also considered the effective operation of each firm’s business continuity plan during the COVID-19 pandemic. The Trustees concluded that Dakota and Hardman Johnston had sufficient quality and depth of personnel, resources, investment experience and compliance policies and procedures essential to performing their duties under the Advisory Agreement and the Sub-Advisory Agreement, respectively, and that the nature, overall quality and extent of services provided to the Fund were satisfactory.

2. INVESTMENT PERFORMANCE OF THE FUND

The Trustees discussed the performance of the Fund for the year-to-date, one-year, three-year, and since inception periods ended June 30, 2021. In assessing the quality of the portfolio management services delivered by Dakota and Hardman Johnston, the Trustees considered the performance of the Fund on both an absolute basis and in comparison to the MSCI AC World Ex-USA Index. The Trustees also compared the Fund’s performance to a peer group of foreign large growth funds (the "Morningstar Peer Group").

The Trustees noted that the Fund outperformed the MSCI AC World Ex-USA Index for the one-year, three-year and since-inception periods and that its performance compared favorably to its Morningstar Peer Group. The Board considered that Dakota does not manage any accounts or composites of other separately managed accounts that

Hardman Johnston International Growth Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
INVESTMENT SUB-ADVISORY AGREEMENT (Continued)
(Unaudited)

are similar to the Fund in terms of investment strategy. The Trustees also considered the Fund’s performance for the periods under Hardman Johnston’s management relative to Hardman Johnston’s International Equity composite, and noted the performance of the Fund was generally in line with the performance of the separately managed accounts.

After considering all of the information, the Trustees concluded that the Fund and its shareholders were likely to benefit from Dakota’s and Hardman Johnston’s continued management.

3. COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER AND SUB-ADVISER

The Trustees considered the cost of services provided by Dakota and Dakota’s advisory fee, including a review of comparative fee and expense information and peer group data. The Trustees considered the total net expense ratio of the Fund relative to the Morningstar Peer Group, as well as the fee waivers and expense reimbursements previously provided by Dakota.

The Trustees also considered Dakota’s and Hardman Johnston’s financial statements, the amount of the sub-advisory fee payable to Hardman Johnston and other financial information. The Trustees also examined a profitability analysis prepared by Dakota based on the fees payable under the Advisory Agreement.

The Trustees noted that the Fund’s contractual management fee of 1.00% was above the Morningstar Peer Group average. The Trustees noted that Dakota does not manage any comparable separately managed accounts for fee comparison purposes. The Trustees further noted that the total net expense ratio for the Institutional Shares was below the Morningstar Peer Group average and Retail Shares was above the Morningstar Peer Group average. The Board noted that, pursuant to a contractual operating expense limitation agreement between Dakota and the Fund, Dakota has agreed to waive its management fees and/or reimburse Fund expenses to ensure that total annual fund operating expenses (excluding Rule 12b-1 plan fees, shareholder servicing plan fees and other excludable expenses) do not exceed 1.00% of the Fund’s average daily net assets, through at least February 28, 2023.

The Trustees concluded that the Fund’s expenses and the management fees paid to Dakota were fair and reasonable in light of the quality of services provided to the Fund. The Trustees did not consider Dakota’s level of profitability from its relationship with the Fund to be a material factor because the Fund was not profitable to Dakota during the period presented.

4. EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

The Trustees considered the Fund’s expenses and the structure of the Fund’s management fee with respect to potential economies of scale. The Trustees noted that the Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s

Hardman Johnston International Growth Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
INVESTMENT SUB-ADVISORY AGREEMENT (Continued)
(Unaudited)

assets grow in size but considered that Dakota has been waiving fees or reimbursing expenses since the Fund’s inception. The Trustees concluded that the current fee structure was reasonable.

Because the sub-advisory fees payable to Hardman Johnston is not paid by the Fund, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.

5. BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

Based on the information presented, the Trustees did not consider any direct or indirect benefits that could be realized by Dakota from its association with the Fund to be material factors. The Trustees concluded that the benefits Hardman Johnston may receive, such as soft dollar research, appear to be reasonable and may benefit the Fund.

CONCLUSION

The Trustees considered all of the foregoing factors. In considering the renewal of the Advisory Agreement and the Sub-Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the continuation of the Advisory Agreement and the Sub-Advisory Agreement for an additional one-year term, as being in the best interests of the Fund and its shareholders.

Hardman Johnston International Growth Fund

NOTICE OF PRIVACY POLICY & PRACTICES

Protecting the privacy of Fund shareholders is important to us.  The following is a description of the practices and policies through which we protect the privacy and security of your non-public personal information.

What Information We Collect

We collect and maintain information about you so that we can open and maintain your account in the Fund and provide various services to you.  We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

The types of non public personal information we collect and share can include:

•	social security number;

•	account balances;

•	account transactions;

•	transaction history;

•	wire transfer instructions; and

•	checking account information.

What Information We Disclose

We do not disclose any non-public personal information about shareholders or former shareholders of the Fund without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.

How We Protect Your Information

All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

If you have any questions or concerns regarding this notice or our Privacy Policy, please contact us at 1-833-MAR-MONT.

Investment Advisor
Dakota Investments LLC
925 West Lancaster Avenue, Suite 220
Bryn Mawr, PA 19010

Investment Sub-Advisor
Hardman Johnston Global Advisors LLC
300 Atlantic Street, Suite 601
Stamford, CT 06901

Distributor
Vigilant Distributors, LLC
Gateway Corporate Center, Suite 216
223 Wilmington West Chester Pike
Chadds Ford, PA 19317

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(833) 627-6668

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd floor
Philadelphia, PA 19103

Legal Counsel
Godfrey & Kahn S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

(b)	Not Applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject to the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)*    /s/Scott Ostrowski
Scott Ostrowski, President/
Principal Executive Officer

Date        6/29/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Scott Ostrowski
Scott Ostrowski, President/
Principal Executive Officer

Date        6/29/2022

By (Signature and Title)*    /s/Colton W. Scarmardo
Colton W. Scarmardo, Treasurer/
Principal Financial Officer

Date        6/28/2022

* Print the name and title of each signing officer under his or her signature.